COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($)	General Partner	Limited Partner	Total
Balance at period beginning at Dec. 31, 2018	$ 176,012	$ 58,429,824	$ 58,605,836
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	34,607	(3,243,188)	(3,208,581)
Partners' contributions	157,164	53,342,839	53,500,003
Balance at period end at Dec. 31, 2019	367,783	108,529,475	108,897,258
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	62,790	(3,530,611)	(3,467,821)
Partners' contributions	226,773	72,773,227	73,000,000
Balance at period end at Dec. 31, 2020	657,346	177,772,091	178,429,437
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	51,000	15,459,000	15,510,000
Balance at period end at Mar. 31, 2021	708,000	193,231,000	193,939,000
Balance at period beginning at Dec. 31, 2020	657,346	177,772,091	178,429,437
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)			56,671,000
Balance at period end at Sep. 30, 2021	13,334,000	241,766,000	255,100,000
Balance at period beginning at Dec. 31, 2020	657,346	177,772,091	178,429,437
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	288,107	88,578,144	88,866,251
Partners' contributions	146,004	46,853,996	47,000,000
Balance at period end at Dec. 31, 2021	15,462,283	298,834,000	314,295,688
Balance at period beginning at Mar. 31, 2021	708,000	193,231,000	193,939,000
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	(219,000)	16,259,000	16,040,000
Partners' contributions	62,000	19,938,000	20,000,000
Balance at period end at Jun. 30, 2021	551,000	229,428,000	229,979,000
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	(73,000)	25,194,000	25,121,000
Balance at period end at Sep. 30, 2021	13,334,000	241,766,000	255,100,000
Balance at period beginning at Dec. 31, 2021	15,462,283	298,834,000	314,295,688
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	(29,000)	27,874,000	27,845,000
Balance at period end at Mar. 31, 2022	22,601,000	319,540,000	342,141,000
Balance at period beginning at Dec. 31, 2021	15,462,283	298,834,000	314,295,688
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)			137,046,000
Balance at period end at Sep. 30, 2022	41,614,000	409,728,000	451,342,000
Balance at period beginning at Mar. 31, 2022	22,601,000	319,540,000	342,141,000
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	218,000	66,248,000	66,466,000
Balance at period end at Jun. 30, 2022	34,620,000	373,987,000	408,607,000
COMBINED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
Net income/(loss)	340,000	42,395,000	42,735,000
Balance at period end at Sep. 30, 2022	$ 41,614,000	$ 409,728,000	$ 451,342,000